U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type


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1.   Name and address of issuer:
     Phoenix Home Life Variable Accumulation Account
     Phoenix Home Life Mutual Insurance Company
     One American Row
     Hartford, CT 06115
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2.   Name of each series or class of funds for which this notice is filed:
     Aberdeen New Asia Sub-Account
     Balanced Sub-Account
     Growth Sub-Account
     International Sub-Account
     Money Market Sub-Account
     Multi-Sector Fixed Income Sub-Account
     Strategic Allocation Sub-Account
     Strategic Theme Sub-Account
     Real Estate Sub-Account
     Templeton Asset Allocation Sub-Account
     Templeton Bond Sub-Account
     Templeton Developing Markets Sub-Account
     Templeton International Sub-Account
     Templeton Money Market Sub-Account
     Templeton Stock Sub-Account
     Wanger International Small Cap Sub-Account
     Wanger U.S. Small Cap Sub-Account

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3.   Investment Company Act File Number:         811-3488

     Securities Act File Number:                 2-78020

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [  ]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                   None

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

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                   None

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9.   Number and aggregate sale price of securities sold during the fiscal year:
     123,841,068 units             $300,622,666

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     123,841,068 units             $300,622,666

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):           $300,622,666
                                                                    ------------

     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if
           applicable):                                             + 0
                                                                    ------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                   165,945,327
                                                                    ------------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):                  + 0
                                                                    ------------

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv) (if applicable):                               $134,677,339
                                                                    ------------

     (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):                                        x  1/3300
                                                                    ------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]   $  40,811.31
                                                                    ------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                  February 20, 1997

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

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*         /s/ Richard J. Wirth
                                    ------------------------------

                                       Richard J. Wirth, Counsel
                                    ------------------------------

     Date           2/21/97
  *Please print the name and title of the signing officer below the signature.
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

                                       February 21, 1997



Phoenix Home Life Variable Accumulation Account
One American Row
Hartford, CT  06115

RE:      REGISTRATION STATEMENT NO. 2-78020

Gentlemen:

         In my capacity as in-house counsel to Phoenix Home Life Mutual Insurance Company, I have served as counsel to the Phoenix Home Life Variable Accumulation Account in connection with the registration on Form N-4 of an indefinite number of its units of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 123,841,068 such units sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended December 31, 1996 (the "Units").

         Based on my review of the relevant materials, it is my opinion that the Units are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.


                                       Very truly yours,



                                       /s/ Richard J. Wirth
                                       Richard J. Wirth